Segment reporting - Summarized Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	$ (25,305)	$ 969,785	$ 271,991
Net cash from (used in) investing activities	(353,246)	(117,106)	43,750
Net cash from (used in) financing activities	373,893	(999,701)	(191,187)
Capital expenditure	(413,319)	(225,410)	(8,053)
Right-of-use assets	29,001	52,955	58,908	$ 87,600
Lease liabilities				$ 105,300
Operating segments | Tankers
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	(32,132)	958,798	259,109
Net cash from (used in) investing activities	(351,767)	(110,314)	44,211
Net cash from (used in) financing activities	(378,528)	(995,151)	(178,587)
Capital expenditure	(413,319)	(226,663)	(30,173)
Right-of-use assets	29,001	52,955
Operating segments | FSO
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	35,532	36,328	41,278
Net cash from (used in) investing activities	0	0	0
Net cash from (used in) financing activities	(35,259)	(36,503)	(41,491)
Capital expenditure	0	0	0
Right-of-use assets	0	0
Equity-accounted investees
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	28,705	25,341	28,396
Net cash from (used in) investing activities	1,479	6,792	461
Net cash from (used in) financing activities	(787,680)	(31,953)	(28,891)
Capital expenditure	0	(1,253)	$ (22,120)
Right-of-use assets	$ 0	$ 0